CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2013
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

NOTE 19—CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        The accompanying condensed consolidating financial information has been prepared and presented pursuant to SEC Regulation S-X Rule 3-10, Financial statements of guarantors and issuers of guaranteed securities registered or being registered. Each of the subsidiary guarantors are 100% owned by AMCE. The subsidiary guarantees of AMCE's Notes due 2019, Notes due 2020 and Senior subordinated notes due 2022 are full and unconditional, joint and several and subject to customary release provisions. There are significant restrictions on the Company's ability to obtain funds from any of its subsidiaries through dividends, loans or advances. The Company and its subsidiary guarantor's investments in its consolidated subsidiaries are presented under the equity method of accounting.

Twelve Months Ended December 31, 2013:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Revenues
Admissions	$—	$1,842,977	$4,350	$—	$1,847,327
Food and beverage	—	785,041	1,871	—	786,912
Other theatre	—	114,922	267	—	115,189

Total revenues	—	2,742,940	6,488	—	2,749,428

Operating costs and expenses
Film exhibition costs	—	974,917	1,995	—	976,912
Food and beverage costs	—	106,926	399	—	107,325
Operating expense	(102)	722,984	3,759	—	726,641
Rent	—	449,833	1,995	—	451,828
General and administrative:
Merger, acquisition and transaction costs	—	2,883	—	—	2,883
Other	—	97,259	29	—	97,288
Depreciation and amortization	—	197,486	51	—	197,537

Operating costs and expenses	(102)	2,552,288	8,228	—	2,560,414

Operating income (loss)	102	190,652	(1,740)	—	189,014
Other expense (income)
Equity in net (earnings) losses of subsidiaries	(349,185)	1,141	—	348,044	—
Other income	—	(1,415)	—	—	(1,415)
Interest expense:
Corporate borrowings	130,363	173,633	—	(174,033)	129,963
Capital and financing lease obligations	—	10,264	—	—	10,264
Equity in (earnings) losses of non-consolidated entities	2	(47,424)	(13)	—	(47,435)
Investment income	(145,478)	(30,373)	(266)	174,033	(2,084)

Total other expense (income)	(364,298)	105,826	(279)	348,044	89,293

Earnings (loss) from continuing operations before income taxes	364,400	84,826	(1,461)	(348,044)	99,721
Income tax benefit	—	(263,383)	—	—	(263,383)

Earnings (loss) from continuing operations	364,400	348,209	(1,461)	(348,044)	363,104
Earnings from discontinued operations, net of income taxes	—	976	320	—	1,296

Net earnings (loss)	$364,400	$349,185	$(1,141)	$(348,044)	$364,400

Successor from Inception on August 31, 2012 through December 31, 2012:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Revenues
Admissions	$—	$547,094	$1,538	$—	$548,632
Food and beverage	—	229,101	638	—	229,739
Other theatre	—	32,990	131	—	33,121

Total revenues	—	809,185	2,307	—	811,492

Operating costs and expenses
Film exhibition costs	—	290,888	673	—	291,561
Food and beverage costs	—	30,374	171	—	30,545
Operating expense	(21)	229,199	1,256	—	230,434
Rent	—	142,698	676	—	143,374
General and administrative:
Merger, acquisition and transaction costs	—	3,366	—	—	3,366
Management fee	—	—	—	—	—
Other	—	29,073	37	—	29,110
Depreciation and amortization	—	71,616	17	—	71,633

Operating costs and expenses	(21)	797,214	2,830	—	800,023

Operating income (loss)	21	11,971	(523)	—	11,469
Other expense (income)
Equity in net loss of subsidiaries	48,107	788	—	(48,895)	—
Other expense	—	49	—	—	49
Interest expense:
Corporate borrowings	45,145	61,280	—	(61,166)	45,259
Capital and financing lease obligations	—	1,873	—	—	1,873
Equity in losses of non-consolidated entities	348	2,114	18	—	2,480
Investment expense (income)	(50,909)	(9,967)	—	61,166	290

Total other expense	42,691	56,137	18	(48,895)	49,951

Loss from continuing operations before income taxes	(42,670)	(44,166)	(541)	48,895	(38,482)
Income tax provision	—	3,500	—	—	3,500

Loss from continuing operations	(42,670)	(47,666)	(541)	48,895	(41,982)
Loss from discontinued operations, net of income taxes	—	(441)	(247)	—	(688)

Net loss	$(42,670)	$(48,107)	$(788)	$48,895	$(42,670)

Predecessor from March 30, 2012 through August 30, 2012:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Revenues
Admissions	$—	$814,034	$1,997	$—	$816,031
Food and beverage	—	341,260	870	—	342,130
Other theatre	—	47,771	140	—	47,911

Total revenues	—	1,203,065	3,007	—	1,206,072

Operating costs and expenses
Film exhibition costs	—	435,526	1,013	—	436,539
Food and beverage costs	—	47,142	184	—	47,326
Operating expense	28	295,708	1,592	—	297,328
Rent	—	188,283	803	—	189,086
General and administrative:
Merger, acquisition and transaction costs	—	172	—	—	172
Management fee	—	2,500	—	—	2,500
Other	—	27,013	12	—	27,025
Depreciation and amortization	—	80,944	27	—	80,971

Operating costs and expenses	28	1,077,288	3,631	—	1,080,947

Operating income (loss)	(28)	125,777	(624)	—	125,125
Other expense (income)
Equity in net earnings of subsidiaries	(88,759)	(15,269)	—	104,028	—
Other expense	—	960	—	—	960
Interest expense:
Corporate borrowings	67,366	87,133	—	(86,885)	67,614
Capital and financing lease obligations	—	2,390	—	—	2,390
Equity in (earnings) losses of non-consolidated entities	60	(6,382)	(1,223)	—	(7,545)
Investment income	(73,095)	(13,831)	—	86,885	(41)

Total other expense (income)	(94,428)	55,001	(1,223)	104,028	63,378

Earnings from continuing operations before income taxes	94,400	70,776	599	(104,028)	61,747
Income tax provision	—	2,500	—	—	2,500

Earnings from continuing operations	94,400	68,276	599	(104,028)	59,247
Earnings from discontinued operations, net of income taxes	—	20,483	14,670	—	35,153

Net earnings	$94,400	$88,759	$15,269	$(104,028)	$94,400

Predecessor fifty-two weeks ended March 29, 2012:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Revenues
Admissions	$—	$1,712,943	$8,352	$—	$1,721,295
Food and beverage	—	687,083	2,597	—	689,680
Other theatre	—	110,349	653	—	111,002

Total revenues	—	2,510,375	11,602	—	2,521,977
Operating costs and expenses
Film exhibition costs	—	912,405	3,649	—	916,054
Food and beverage costs	—	93,062	519	—	93,581
Operating expense	227	689,239	7,317	—	696,783
Rent	—	442,610	2,716	—	445,326
General and administrative:
Merger, acquisition and transaction costs	85	2,537	—	—	2,622
Management fee	—	5,000	—	—	5,000
Other	—	51,695	81	—	51,776
Depreciation and amortization	—	212,576	241	—	212,817
Impairment of long-lived assets	—	285	—	—	285

Operating costs and expenses	312	2,409,409	14,523	—	2,424,244

Operating income (loss)	(312)	100,966	(2,921)	—	97,733
Other expense (income)
Equity in loss of consolidated subsidiaries	93,172	3,658	—	(96,830)	—
Other expense	—	1,402	—	—	1,402
Interest expense
Corporate borrowings	160,849	206,205	—	(205,409)	161,645
Capital and financing lease obligations	—	5,968	—	—	5,968
Equity in (earnings) loss of non-consolidated entities	2,359	(15,465)	547	—	(12,559)
Investment expense (income)	(175,229)	(12,539)	—	205,409	17,641

Total other expense	81,151	189,229	547	(96,830)	174,097

Loss from continuing operations before income taxes	(81,463)	(88,263)	(3,468)	96,830	(76,364)
Income tax provision	525	1,490	—	—	2,015

Loss from continuing operations	(81,988)	(89,753)	(3,468)	96,830	(78,379)
Loss from discontinued operations, net of income taxes	—	(3,419)	(190)	—	(3,609)

Net loss	$(81,988)	$(93,172)	$(3,658)	$96,830	$(81,988)

Successor as of December 31, 2013:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Assets
Current assets:
Cash and equivalents	$485	$501,989	$41,837	$—	$544,311
Receivables, net	(10)	106,096	62	—	106,148
Deferred tax asset	—	110,097	—	—	110,097
Other current assets	—	79,433	1,391	—	80,824

Total current assets	475	797,615	43,290	—	841,380
Investment in equity of subsidiaries	1,617,629	18,903	—	(1,636,532)	—
Property, net	—	1,179,666	88	—	1,179,754
Intangible assets, net	—	234,319	—	—	234,319
Intercompany advances	1,953,778	(1,953,145)	(633)	—	—
Goodwill	—	2,291,943	—	—	2,291,943
Deferred tax asset	—	96,824	—	—	96,824
Other long-term assets	7,841	394,031	632	—	402,504

Total assets	$3,579,723	$3,060,156	$43,377	$(1,636,532)	$5,046,724

Liabilities and Stockholder's Equity
Current liabilities:
Accounts payable	$—	$267,675	$488	$—	$268,163
Accrued expenses and other liabilities	306	170,676	(62)	—	170,920
Deferred revenues and income	—	202,833	—	—	202,833
Current maturities of corporate borrowings and capital and financing lease obligations	7,750	8,330	—	—	16,080

Total current liabilities	8,056	649,514	426	—	657,996
Corporate borrowings	2,062,728	6,944	—	—	2,069,672
Capital and financing lease obligations	—	109,258	—	—	109,258
Exhibitor services agreement	—	329,913	—	—	329,913
Other long-term liabilities	—	346,898	24,048	—	370,946

Total liabilities	2,070,784	1,442,527	24,474	—	3,537,785
Stockholder's equity	1,508,939	1,617,629	18,903	(1,636,532)	1,508,939

Total liabilities and stockholder's equity	$3,579,723	$3,060,156	$43,377	$(1,636,532)	$5,046,724

Predecessor as of December 31, 2012:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Assets
Current assets:
Cash and equivalents	$308	$89,168	$41,452	$—	$130,928
Receivables, net	20	97,004	84	—	97,108
Other current assets	—	69,150	1,477	—	70,627

Total current assets	328	255,322	43,013	—	298,663
Investment in equity of subsidiaries	888,865	16,980	—	(905,845)	—
Property, net	—	1,147,874	85	—	1,147,959
Intangible assets, net	—	243,180	—	—	243,180
Intercompany advances	1,958,022	(1,958,901)	879	—	—
Goodwill	—	2,251,296	—	—	2,251,296
Other long-term assets	59	332,199	482	—	332,740

Total assets	$2,847,274	$2,287,950	$44,459	$(905,845)	$4,273,838

Liabilities and Stockholder's Equity
Current liabilities:
Accounts payable	$—	$225,754	$466	$—	$226,220
Accrued expenses and other liabilities	14	154,903	369	—	155,286
Deferred revenues and income	—	171,105	17	—	171,122
Current maturities of corporate borrowings and capital and financing lease obligations	8,004	6,276	—	—	14,280

Total current liabilities	8,018	558,038	852	—	566,908
Corporate borrowings	2,070,671	—	—	—	2,070,671
Capital and financing lease obligations	—	116,369	—	—	116,369
Exhibitor services agreement	—	318,154	—	—	318,154
Deferred tax liability	—	47,433	—	—	47,433
Other long-term liabilities	—	359,091	26,627	—	385,718

Total liabilities	2,078,689	1,399,085	27,479	—	3,505,253
Stockholder's equity	768,585	888,865	16,980	(905,845)	768,585

Total liabilities and stockholder's equity	$2,847,274	$2,287,950	$44,459	$(905,845)	$4,273,838

Twelve Months Ended December 31, 2013:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$3,772	$354,520	$(950)	$—	$357,342

Cash flows from investing activities:
Capital expenditures	—	(260,633)	(190)	—	(260,823)
Acquisition of Rave theatres, net of cash acquired	—	(1,128)	—	—	(1,128)
Proceeds from the disposition of long-term assets	—	3,880	—	—	3,880
Investments in non-consolidated entities, net	—	(3,280)	15	—	(3,265)
Other, net	—	(7,448)	—	—	(7,448)

Net cash used in investing activities	—	(268,609)	(175)	—	(268,784)

Cash flows from financing activities:
Proceeds from issuance of Term Loan due 2020	773,063	—	—	—	773,063
Capital contribution from Holdings	355,580	—	—	—	355,580
Repayment of Term Loan due 2016	(464,088)	—	—	—	(464,088)
Repayment of Term Loan due 2018	(296,250)	—	—	—	(296,250)
Principal payments under Term Loan	(7,813)	—	—	—	(7,813)
Principal payments under capital and financing lease obligations	—	(6,446)	—	—	(6,446)
Deferred financing costs	(9,126)	—	—	—	(9,126)
Change in construction payables	—	(19,404)	—	—	(19,404)
Dividends paid to Holdings	(588)				(588)
Change in intercompany advances	(354,373)	352,861	1,512	—	—

Net cash provided by (used in) financing activities	(3,595)	327,011	1,512	—	324,928

Effect of exchange rate changes on cash and equivalents	—	(101)	(2)	—	(103)

Net increase in cash and equivalents	177	412,821	385	—	413,383
Cash and equivalents at beginning of period	308	89,168	41,452	—	130,928

Cash and equivalents at end of period	$485	$501,989	$41,837	$—	$544,311

Successor from Inception on August 31, 2012 through December 31, 2012:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(21,605)	$143,430	$(47,933)	$—	$73,892

Cash flows from investing activities:
Capital expenditures	—	(72,765)	(9)	—	(72,774)
Merger, net of cash acquired	—	3,110	—	—	3,110
Acquisition of Rave theatres, net of cash acquired	—	(87,555)	—	—	(87,555)
Proceeds from the disposition of long-term assets	—	112	(22)	—	90
Investments in non-consolidated entities, net	—	(1,173)	(21)	—	(1,194)
Other, net	—	(575)	—	—	(575)

Net cash used in investing activities	—	(158,846)	(52)	—	(158,898)

Cash flows from financing activities:
Principal payments under Term Loan	(4,002)	—	—	—	(4,002)
Principal payments under capital and financing lease obligations	—	(875)	—	—	(875)
Capital contribution of Wanda	100,000	—	—	—	100,000
Change in construction payables	—	22,487	—	—	22,487
Change in intercompany advances	(74,376)	23,867	50,509	—	—

Net cash provided by financing activities	21,622	45,479	50,509	—	117,610

Effect of exchange rate changes on cash and equivalents	—	3,779	(3,986)	—	(207)

Net increase (decrease) in cash and equivalents	17	33,842	(1,462)	—	32,397
Cash and equivalents at beginning of period	291	55,326	42,914	—	98,531

Cash and equivalents at end of period	$308	$89,168	$41,452	$—	$130,928

Predecessor March 30, 2012 through August 30, 2012:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(3,735)	$82,423	$809	$—	$79,497

Cash flows from investing activities:
Capital expenditures	—	(40,095)	(21)	—	(40,116)
Proceeds from the disposition of long-term assets	—	7,134	157	—	7,291
Investments in non-consolidated entities, net	—	(17)	1,606	—	1,589
Other, net	—	205	—	—	205

Net cash provided by (used in) investing activities	—	(32,773)	1,742	—	(31,031)

Cash flows from financing activities:
Repurchase of Senior Subordinated Notes due 2014	(191,035)	—	—	—	(191,035)
Principal payments under Term Loan	(4,002)	—	—	—	(4,002)
Principal payments under capital and financing lease obligations	—	(1,298)	—	—	(1,298)
Deferred financing costs	(2,378)	—	—	—	(2,378)
Change in construction payables	—	(23,575)	—	—	(23,575)
Change in intercompany advances	200,755	(200,872)	117	—	—

Net cash provided by (used in) financing activities	3,340	(225,745)	117	—	(222,288)

Effect of exchange rate changes on cash and equivalents	—	(588)	604	—	16

Net increase (decrease) in cash and equivalents	(395)	(176,683)	3,272	—	(173,806)
Cash and equivalents at beginning of period	686	232,009	39,642	—	272,337

Cash and equivalents at end of period	$291	$55,326	$42,914	$—	$98,531

Predecessor fifty-two weeks ended March 29, 2012:

(In thousands)	AMCE	Subsidiary Guarantors	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated AMC Entertainment Inc.
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$21,673	$177,633	$(1,979)	$—	$197,327

Cash flows from investing activities:
Capital expenditures	—	(139,195)	(164)	—	(139,359)
Proceeds from disposition of long-term assets	—	1,474	—	—	1,474
Investments in non-consolidated entities, net	1,049	(27,928)	(1)	—	(26,880)
Proceeds from sale/leaseback of digital projection equipment	—	953	—	—	953
Other, net	—	98	—	—	98

Net cash provided by (used in) investing activities	1,049	(164,598)	(165)	—	(163,714)

Cash flows from financing activities:
Proceeds from issuance of Term Loan due 2018	297,000	—	—	—	297,000
Repayment of Term Loan 2013	(140,657)	—	—	—	(140,657)
Repurchase of Senior Subordinated Notes due 2014	(108,965)	—	—	—	(108,965)
Principal payments under Term Loan	(4,875)	—	—	—	(4,875)
Principal payments under capital and financing lease obligations	—	(3,422)	—	—	(3,422)
Deferred financing costs	(6,002)	—	—	—	(6,002)
Change in construction payables	—	13,512	—	—	13,512
Dividends paid to Holdings	(109,581)	—	—	—	(109,581)
Change in intercompany advances	51,044	(52,427)	1,383	—	—

Net cash provided by (used in) financing activities	(22,036)	(42,337)	1,383	—	(62,990)

Effect of exchange rate changes on cash and equivalents	—	215	341	—	556

Net increase (decrease) in cash and equivalents	686	(29,087)	(420)	—	(28,821)
Cash and equivalents at beginning of period	—	261,096	40,062	—	301,158

Cash and equivalents at end of period	$686	$232,009	$39,642	$—	$272,337